Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Schedule of income tax provision (benefit)
	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Current
Federal	$—	$—
State	—	—
Deferred
Federal	(638,081)	—
State	—	—
Change in valuation allowance	638,081	—
Income tax provision expense	$—	$—

Schedule of net deferred tax assets
	December 31,
	2021	2020
Deferred tax asset
Startup/Organizational Costs	$566,509	$—
Deferred Compensation	33,805
Net operating loss carryforwards	37,767	—
Total deferred tax assets	638,081	—
Valuation allowance	(638,081)	—
Deferred tax asset, net of allowance	$—	$—

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit)
	For the Year Ended December 31, 2021	For the Period from April 17, 2020 (Inception) through December 31, 2020
Statutory Federal income tax rate	21.0%	—%
Change in fair value of warrant liability	(12.2)%	—
Change in fair value of FPS liability	(5.2)%	—
Change in valuation allowance	(3.6)%	—
Income Taxes Benefit	0.0%	0.0%